RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF DDUE TO RELATED PARTIES	Due to related parties comprised of the following:
	September 30, 2025	March 31, 2025
Barry Wan (“Mr. Wan”)	$860,000	$520,000
Total	$860,000	$520,000

Due to related parties comprised of the following:

	March 31, 2025	March 31, 2024
Barry Wan (“Mr. Wan”)	$520,000	$265,336
New Lite Ventures LLC (“New Lite”)	-	30,000
Tairan Baohe Insurance Sales Co., Ltd. (“Tairan”)	-	318,507
Total	$520,000	$613,843

SCHEDULE OF PROMISSORY NOTES PAYABLE RELATED PARTIES

Promissory notes payable and loans payable related parties comprised of the following:

	September 30, 2025	March 31, 2025
Mr. Wan – Promissory note maturity date December 31, 2029	$1,275,445	$1,259,380
Mr. Wan – Loans maturity date December 9, 2027	393,314	385,850
New Lite – Promissory note maturity date December 31, 2029	29,571	29,571
Total	$1,698,330	$1,674,801

Promissory notes payable and loans payable related parties comprised of the following:

	March 31, 2025	March 31, 2024
Mr. Wan – Promissory note maturity date December 31, 2029	$1,259,380	$-
Mr. Wan – Loans maturity date December 9, 2027	385,850	-
New Lite – Promissory note maturity date December 31, 2029	29,571	-
Total	$1,674,801	$-